GUARANTEE PAID ON BEHALF OF GUARANTEE SERVICE CUSTOMERS, NET (Allowance for doubtful accounts) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Balance at beginning of year	$ 0	$ 0	$ 0
Provision for the year	2,896,532	0	0
Foreign exchange adjustment	(49,817)	0	0
Balance at end of year	$ 2,846,715	$ 0	$ 0